Donations and Community Investments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Donations and Community Investments [Abstract]
Disclosure of Donations and Community Investments

	Years Ended December 31
(in thousands)	2022	2021

Local donations and community investments 1	$2,333	$1,953

Partner donations and community investments 2	3,798	3,204

COVID-19 and community support and response fund	165	1,444

Total donations and community investments	$6,296	$6,601

1)	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
2)	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.